Long-Term Debt (Predecessor) (Tables)	9 Months Ended	4 Months Ended
	Mar. 31, 2014	Jul. 28, 2013 Predecessor
Long-term debt
Schedule of loans outstanding
Secured bank debt
Royal Bank of Scotland plc. (RBS)
Tranche A	44,200,000
Tranche B	33,241,000
Tranche C	51,277,500
Total	128,718,500
Presented as follows:
Current portion of long-term debt	9,612,000
Long-term debt—net of current portion	119,106,500
Total	128,718,500

Secured bank debt	March 31, 2013
(a) Royal Bank of Scotland plc (RBS)
Tranche B	35,798,000
Tranche C	47,600,000
Tranche D	54,932,500
Total RBS	138,330,500
(b) Deutsche Schiffsbank	2,500,000
Total	140,830,500
Presented as follows:
Current portion of long-term debt	12,112,000
Long-term debt	128,718,500
Total	140,830,500

Schedule of minimum annual principal payments
Year ending March 31,:
2015	9,612,000
2016	9,612,000
2017	9,612,000
2018	9,612,000
2019	57,268,000
Thereafter	33,002,500
Total	128,718,500

Year ending March 31,
2014	12,112,000
2015	9,612,000
2016	9,612,000
2017	9,612,000
2018	9,612,000
Thereafter	90,270,500
Total	140,830,500